Patents, net (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Amortization expense	$ 370,000	$ 385,000
Patent write off	$ 154,000	$ 163,000
Patents [Member]
Future amortization period	14 years
Year 2020 - 2025 [Member]
Estimated annual amortization expense	$ 369,000
Year 2026 [Member]
Estimated annual amortization expense	$ 1,128,000
Patents Two [Member]
Future amortization period	12 years
Patents Three [Member]
Future amortization period	17 years
Maximum [Member] | Patents [Member]
Estimated remaining useful lives of the assets	17 years
Maximum [Member] | Patents [Member] | IntangibleAssets [Member]
Estimated remaining useful lives of the assets	17 years
Future amortization period	16 years 9 months
Minimum [Member] | Patents [Member]
Estimated remaining useful lives of the assets	12 years
Minimum [Member] | Patents [Member] | IntangibleAssets [Member]
Estimated remaining useful lives of the assets	12 years
Future amortization period	6 years 2 months 5 days